Description of the Plan - Vesting Schedule (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Vesting Period 1
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
EBP, Vesting Period 2
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
EBP, Vesting Period 3
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
EBP, Vesting Period 4
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
EBP, Vesting Period 5
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
EBP, Vesting Period 6
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum | EBP, Vesting Period 2
EBP, Description of Plan [Line Items]
Vesting period	2 years
Minimum | EBP, Vesting Period 3
EBP, Description of Plan [Line Items]
Vesting period	3 years
Minimum | EBP, Vesting Period 4
EBP, Description of Plan [Line Items]
Vesting period	4 years
Minimum | EBP, Vesting Period 5
EBP, Description of Plan [Line Items]
Vesting period	5 years
Minimum | EBP, Vesting Period 6
EBP, Description of Plan [Line Items]
Vesting period	6 years
Maximum | EBP, Vesting Period 1
EBP, Description of Plan [Line Items]
Vesting period	2 years
Maximum | EBP, Vesting Period 2
EBP, Description of Plan [Line Items]
Vesting period	3 years
Maximum | EBP, Vesting Period 3
EBP, Description of Plan [Line Items]
Vesting period	4 years
Maximum | EBP, Vesting Period 4
EBP, Description of Plan [Line Items]
Vesting period	5 years
Maximum | EBP, Vesting Period 5
EBP, Description of Plan [Line Items]
Vesting period	6 years